Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2018-C44
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C44

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001JAS6	3.045000%	20,962,000.00	8,635,355.78	500,856.78	21,912.22	0.00	0.00	522,769.00	8,134,499.00	30.51%	30.00%
A-2	95001JAT4	4.178000%	27,202,000.00	27,202,000.00	0.00	94,708.30	0.00	0.00	94,708.30	27,202,000.00	30.51%	30.00%
A-3	95001JAU1	3.824000%	6,828,000.00	6,828,000.00	0.00	21,758.56	0.00	0.00	21,758.56	6,828,000.00	30.51%	30.00%
A-SB	95001JAV9	4.167000%	37,620,000.00	37,620,000.00	0.00	130,635.45	0.00	0.00	130,635.45	37,620,000.00	30.51%	30.00%
A-4	95001JAW7	3.948000%	175,000,000.00	175,000,000.00	0.00	575,750.00	0.00	0.00	575,750.00	175,000,000.00	30.51%	30.00%
A-5	95001JAX5	4.212000%	269,070,000.00	269,070,000.00	0.00	944,435.70	0.00	0.00	944,435.70	269,070,000.00	30.51%	30.00%
A-S	95001JBA4	4.464000%	43,126,000.00	43,126,000.00	0.00	160,428.72	0.00	0.00	160,428.72	43,126,000.00	24.79%	24.38%
B	95001JBB2	4.685000%	36,418,000.00	36,418,000.00	0.00	142,181.94	0.00	0.00	142,181.94	36,418,000.00	19.96%	19.63%
C	95001JBC0	4.833197%	38,334,000.00	38,334,000.00	0.00	154,396.46	0.00	0.00	154,396.46	38,334,000.00	14.87%	14.63%
D	95001JAC1	3.000000%	32,086,000.00	32,086,000.00	0.00	80,215.00	0.00	0.00	80,215.00	32,086,000.00	10.62%	10.44%
E-RR	95001JAE7	4.833197%	12,957,000.00	12,957,000.00	0.00	52,186.44	0.00	0.00	52,186.44	12,957,000.00	8.90%	8.75%
F-RR	95001JAG2	4.833197%	21,084,000.00	21,084,000.00	0.00	84,919.26	0.00	0.00	84,919.26	21,084,000.00	6.10%	6.00%
G-RR	95001JAJ6	4.833197%	8,626,000.00	8,626,000.00	0.00	34,742.63	0.00	0.00	34,742.63	8,626,000.00	4.96%	4.88%
H-RR*	95001JAL1	4.833197%	37,376,123.00	37,376,123.00	0.00	87,486.05	0.00	0.00	87,486.05	37,376,123.00	0.00%	0.00%
V	95001JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			766,689,123.00	754,362,478.78	500,856.78	2,585,756.73	0.00	0.00	3,086,613.51	753,861,622.00

Notional Certificates
X-A	95001JAY3	0.738568%	536,682,000.00	524,355,355.78	0.00	322,726.85	0.00	0.00	322,726.85	523,854,499.00
X-B	95001JAZ0	0.180856%	117,878,000.00	117,878,000.00	0.00	17,765.83	0.00	0.00	17,765.83	117,878,000.00
X-D	95001JAA5	1.833197%	32,086,000.00	32,086,000.00	0.00	49,016.62	0.00	0.00	49,016.62	32,086,000.00
Notional SubTotal			686,646,000.00	674,319,355.78	0.00	389,509.30	0.00	0.00	389,509.30	673,818,499.00

Deal Distribution Total					500,856.78	2,975,266.03	0.00	0.00	3,476,122.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001JAS6	411.95285660	23.89355882	1.04533060	0.00000000	0.00000000	0.00000000	0.00000000	24.93888942	388.05929778
A-2	95001JAT4	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
A-3	95001JAU1	1,000.00000000	0.00000000	3.18666667	0.00000000	0.00000000	0.00000000	0.00000000	3.18666667	1,000.00000000
A-SB	95001JAV9	1,000.00000000	0.00000000	3.47250000	0.00000000	0.00000000	0.00000000	0.00000000	3.47250000	1,000.00000000
A-4	95001JAW7	1,000.00000000	0.00000000	3.29000000	0.00000000	0.00000000	0.00000000	0.00000000	3.29000000	1,000.00000000
A-5	95001JAX5	1,000.00000000	0.00000000	3.51000000	0.00000000	0.00000000	0.00000000	0.00000000	3.51000000	1,000.00000000
A-S	95001JBA4	1,000.00000000	0.00000000	3.72000000	0.00000000	0.00000000	0.00000000	0.00000000	3.72000000	1,000.00000000
B	95001JBB2	1,000.00000000	0.00000000	3.90416662	0.00000000	0.00000000	0.00000000	0.00000000	3.90416662	1,000.00000000
C	95001JBC0	1,000.00000000	0.00000000	4.02766369	0.00000000	0.00000000	0.00000000	0.00000000	4.02766369	1,000.00000000
D	95001JAC1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001JAE7	1,000.00000000	0.00000000	4.02766381	0.00000000	0.00000000	0.00000000	0.00000000	4.02766381	1,000.00000000
F-RR	95001JAG2	1,000.00000000	0.00000000	4.02766363	0.00000000	0.00000000	0.00000000	0.00000000	4.02766363	1,000.00000000
G-RR	95001JAJ6	1,000.00000000	0.00000000	4.02766404	0.00000000	0.00000000	0.00000000	0.00000000	4.02766404	1,000.00000000
H-RR	95001JAL1	1,000.00000000	0.00000000	2.34069355	1.68697032	15.39433584	0.00000000	0.00000000	2.34069355	1,000.00000000
V	95001JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001JAY3	977.03175396	0.00000000	0.60133720	0.00000000	0.00000000	0.00000000	0.00000000	0.60133720	976.09850712
X-B	95001JAZ0	1,000.00000000	0.00000000	0.15071370	0.00000000	0.00000000	0.00000000	0.00000000	0.15071370	1,000.00000000
X-D	95001JAA5	1,000.00000000	0.00000000	1.52766378	0.00000000	0.00000000	0.00000000	0.00000000	1.52766378	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	21,912.22	0.00	21,912.22	0.00	0.00	0.00	21,912.22	0.00
A-2	09/01/21 - 09/30/21	30	0.00	94,708.30	0.00	94,708.30	0.00	0.00	0.00	94,708.30	0.00
A-3	09/01/21 - 09/30/21	30	0.00	21,758.56	0.00	21,758.56	0.00	0.00	0.00	21,758.56	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	130,635.45	0.00	130,635.45	0.00	0.00	0.00	130,635.45	0.00
A-4	09/01/21 - 09/30/21	30	0.00	575,750.00	0.00	575,750.00	0.00	0.00	0.00	575,750.00	0.00
A-5	09/01/21 - 09/30/21	30	0.00	944,435.70	0.00	944,435.70	0.00	0.00	0.00	944,435.70	0.00
X-A	09/01/21 - 09/30/21	30	0.00	322,726.85	0.00	322,726.85	0.00	0.00	0.00	322,726.85	0.00
X-B	09/01/21 - 09/30/21	30	0.00	17,765.83	0.00	17,765.83	0.00	0.00	0.00	17,765.83	0.00
X-D	09/01/21 - 09/30/21	30	0.00	49,016.62	0.00	49,016.62	0.00	0.00	0.00	49,016.62	0.00
A-S	09/01/21 - 09/30/21	30	0.00	160,428.72	0.00	160,428.72	0.00	0.00	0.00	160,428.72	0.00
B	09/01/21 - 09/30/21	30	0.00	142,181.94	0.00	142,181.94	0.00	0.00	0.00	142,181.94	0.00
C	09/01/21 - 09/30/21	30	0.00	154,396.46	0.00	154,396.46	0.00	0.00	0.00	154,396.46	0.00
D	09/01/21 - 09/30/21	30	0.00	80,215.00	0.00	80,215.00	0.00	0.00	0.00	80,215.00	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	52,186.44	0.00	52,186.44	0.00	0.00	0.00	52,186.44	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	84,919.26	0.00	84,919.26	0.00	0.00	0.00	84,919.26	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	34,742.63	0.00	34,742.63	0.00	0.00	0.00	34,742.63	0.00
H-RR	09/01/21 - 09/30/21	30	510,272.97	150,538.46	0.00	150,538.46	63,052.41	0.00	0.00	87,486.05	575,380.59
Totals			510,272.97	3,038,318.44	0.00	3,038,318.44	63,052.41	0.00	0.00	2,975,266.03	575,380.59

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,476,122.81
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,051,678.76	Master Servicing Fee	5,897.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,493.45
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.32
ARD Interest	0.00	Operating Advisor Fee	1,176.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,051,678.76	Total Fees	13,360.33

Principal		Expenses/Reimbursements
Scheduled Principal	500,856.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,802.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,250.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	500,856.78	Total Expenses/Reimbursements	63,052.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,975,266.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	500,856.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,476,122.81
Total Funds Collected	3,552,535.54	Total Funds Distributed	3,552,535.55

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	754,362,479.11	754,362,479.11	Beginning Certificate Balance	754,362,478.78
(-) Scheduled Principal Collections	500,856.78	500,856.78	(-) Principal Distributions	500,856.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	753,861,622.33	753,861,622.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	754,389,983.36	754,389,983.36	Ending Certificate Balance	753,861,622.00
Ending Actual Collateral Balance	753,889,238.31	753,889,238.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.33)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.33)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	1	868,000.00	0.12%	79	5.6000	1.628300	1.20 or less	9	165,459,096.37	21.95%	71	5.0795	0.735762
3,000,001 to 4,000,000	2	6,644,594.33	0.88%	78	5.1253	1.595563	1.21 to 1.30	5	104,852,498.07	13.91%	78	4.9822	1.257083
4,000,001 to 5,000,000	7	31,956,333.75	4.24%	68	5.2086	1.546109	1.31 to 1.40	3	24,884,157.18	3.30%	78	4.8533	1.364524
5,000,001 to 6,000,000	3	16,964,635.77	2.25%	78	5.6517	2.202152	1.41 to 1.50	2	40,426,294.84	5.36%	78	4.8497	1.466325
6,000,001 to 8,000,000	2	12,382,602.92	1.64%	78	4.9696	1.325501	1.51 to 1.75	6	75,166,585.83	9.97%	77	4.8326	1.636716
8,000,001 to 9,000,000	2	16,504,698.51	2.19%	67	5.2970	0.712442	1.76 to 2.00	9	99,062,320.50	13.14%	72	4.9673	1.823155
9,000,001 to 10,000,000	2	18,513,539.35	2.46%	47	5.3739	1.885411	2.01 to 2.25	4	39,498,544.68	5.24%	78	4.8100	2.178723
10,000,001 to 15,000,000	8	100,760,334.10	13.37%	71	5.0333	1.346697	2.26 to 2.50	6	198,597,489.09	26.34%	77	4.5060	2.360533
15,000,001 to 20,000,000	4	70,481,262.93	9.35%	78	4.7579	1.955942	2.51 to 3.00	1	5,914,635.77	0.78%	78	6.7050	2.632800
20,000,001 to 30,000,000	8	198,863,097.50	26.38%	78	4.6757	1.636363	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	5	213,922,523.17	28.38%	78	4.7842	1.814181	Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
50,000,001 or greater	1	66,000,000.00	8.75%	78	4.7580	1.089700
Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	3	30,583,454.44	4.06%	72	4.8722	1.567564	Totals	55	753,861,622.33	100.00%	76	4.8544	1.619444
California	6	165,500,000.00	21.95%	77	4.5325	2.261354
									Property Type³
Colorado	2	34,179,350.40	4.53%	78	4.7612	2.280797
Florida	1	4,488,839.69	0.60%	79	5.6320	1.309000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	6,015,634.21	0.80%	77	5.1280	1.256600		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	4	17,825,669.57	2.36%	78	5.0180	1.224800	Industrial	3	76,013,539.35	10.08%	69	4.5677	2.223943
Indiana	1	13,600,000.00	1.80%	78	4.7000	2.132500	Lodging	12	91,635,846.00	12.16%	76	5.1644	0.837495
Iowa	1	9,300,000.00	1.23%	77	5.2460	1.973100	Mixed Use	8	81,054,326.42	10.75%	78	5.0574	1.304867
Maryland	2	68,567,093.29	9.10%	79	4.8055	1.342656	Mobile Home Park	1	21,845,031.91	2.90%	78	4.8750	1.464900
Michigan	1	4,448,544.68	0.59%	78	4.8700	2.223500	Multi-Family	3	27,973,544.68	3.71%	54	5.2761	1.214870
Missouri	1	868,000.00	0.12%	79	5.6000	1.628300	Office	13	261,317,768.04	34.66%	77	4.7000	1.965405
Nevada	2	24,570,108.53	3.26%	78	4.9044	1.540780	Retail	13	183,982,726.24	24.41%	78	4.8626	1.490597
New Hampshire	1	26,797,489.09	3.55%	78	4.5650	2.351300	Self Storage	2	10,038,839.69	1.33%	78	5.2019	1.790037
New Jersey	4	56,570,665.77	7.50%	78	4.7457	1.739028	Totals	55	753,861,622.33	100.00%	76	4.8544	1.619444
New York	6	62,300,000.00	8.26%	67	5.2663	1.092627
North Carolina	1	20,846,990.67	2.77%	78	4.9800	(0.024300)
Ohio	3	28,515,136.77	3.78%	78	5.5206	1.722979
Oregon	2	12,906,040.09	1.71%	78	5.0180	1.224800
Pennsylvania	2	24,213,539.35	3.21%	55	5.0458	1.517387
South Carolina	1	18,581,262.93	2.46%	78	4.8200	1.468000
Texas	2	8,036,403.39	1.07%	42	5.6241	1.388532
Utah	3	15,899,353.58	2.11%	78	4.8911	1.701274
Virginia	2	74,488,212.78	9.88%	78	4.8406	1.006787
Washington	1	11,419,059.26	1.51%	78	4.9850	0.408400
Wisconsin	2	13,340,773.84	1.77%	77	4.9270	1.767900

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	30,000,000.00	3.98%	78	3.7086	2.487100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	47,000,000.00	6.23%	76	4.3750	2.284800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	117,648,756.31	15.61%	78	4.6239	2.176609	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	18	382,851,019.30	50.79%	78	4.8513	1.490464	37 months to 48 months	44	745,845,136.60	98.94%	76	4.8517	1.625206
	5.001% to 5.250%	6	77,007,581.73	10.22%	75	5.0681	1.403505	49 months or greater	1	8,016,485.73	1.06%	55	5.1000	1.083400
	5.251% to 5.500%	6	62,360,252.65	8.27%	78	5.3684	0.891242	Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
	5.501% to 6.000%	4	26,170,379.04	3.47%	31	5.6112	1.048288
	6.001% to 6.500%	1	4,908,997.53	0.65%	19	6.0600	1.114800
	6.501% or greater	1	5,914,635.77	0.78%	78	6.7050	2.632800
	Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	45	753,861,622.33	100.00%	76	4.8544	1.619444	Interest Only	18	335,368,000.00	44.49%	76	4.7599	1.952183
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	13,931,121.50	1.85%	65	5.7814	1.741218
	Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444	241 to 300 months	2	50,291,235.63	6.67%	78	4.9939	1.368868
								301 months or greater	23	354,271,265.20	46.99%	76	4.8876	1.335242
								Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	5,000,000.00	0.66%	78	4.6810	1.990000				None
	12 months or less	41	711,165,083.46	94.34%	75	4.8301	1.660838
	13 months to 24 months	2	34,179,350.40	4.53%	78	5.3396	0.726788
	25 months or greater	1	3,517,188.47	0.47%	78	5.2900	1.397600
	Totals	45	753,861,622.33	100.00%	76	4.8544	1.619444
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310941530	RT	Leesburg	VA	Actual/360	4.758%	261,690.00	0.00	0.00	N/A	04/01/28	--	66,000,000.00	66,000,000.00	10/01/21
2	883100839	OF	Palo Alto	CA	Actual/360	4.955%	206,458.33	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	10/06/21
3	310944099	IN	Irvine	CA	Actual/360	4.375%	171,354.17	0.00	0.00	N/A	02/07/28	--	47,000,000.00	47,000,000.00	10/07/21
4	883100858	OF	Towson	MD	Actual/360	4.773%	186,074.66	59,751.59	0.00	N/A	05/06/28	--	46,781,812.97	46,722,061.38	10/06/21
5	310942878	LO	Various	Various	Actual/360	5.018%	154,844.14	78,825.92	0.00	N/A	04/11/28	--	37,029,287.71	36,950,461.79	10/11/21
6	28002043	MU	Ramsey	NJ	Actual/360	4.862%	134,717.92	0.00	0.00	N/A	04/06/28	--	33,250,000.00	33,250,000.00	10/06/21
7	883100840	OF	San Francisco	CA	Actual/360	3.709%	92,715.00	0.00	0.00	04/06/28	04/06/31	--	30,000,000.00	30,000,000.00	10/06/21
8	28202045	OF	Denver	CO	Actual/360	4.681%	97,520.83	0.00	0.00	N/A	04/06/28	--	25,000,000.00	25,000,000.00	10/06/21
8A	28302045				Actual/360	4.681%	19,504.17	0.00	0.00	N/A	04/06/28	--	5,000,000.00	5,000,000.00	10/06/21
9	301741262	MU	New York	NY	Actual/360	5.340%	133,500.00	0.00	0.00	N/A	04/06/28	--	30,000,000.00	30,000,000.00	09/06/20
10	883100844	OF	Exeter	NH	Actual/360	4.565%	102,078.20	35,771.59	0.00	N/A	04/06/28	--	26,833,260.68	26,797,489.09	10/06/21
11	310943937	OF	Various	NJ	Actual/360	4.580%	89,140.84	35,013.60	0.00	N/A	04/11/28	--	23,355,679.37	23,320,665.77	10/11/21
12	310943505	OF	Las Vegas	NV	Actual/360	4.840%	85,043.45	32,233.15	0.00	N/A	04/11/28	--	21,085,153.21	21,052,920.06	10/11/21
13	28002049	MH	Lothian	MD	Actual/360	4.875%	88,857.44	27,568.37	0.00	N/A	04/06/28	--	21,872,600.28	21,845,031.91	10/06/21
14	610941538	LO	Raleigh	NC	Actual/360	4.980%	86,644.44	31,187.55	0.00	N/A	04/11/28	--	20,878,178.22	20,846,990.67	10/11/21
15	310944182	IN	San Jose	CA	Actual/360	4.590%	75,735.00	0.00	0.00	N/A	03/11/28	--	19,800,000.00	19,800,000.00	10/11/21
16	310943235	RT	Indian Land	SC	Actual/360	4.820%	74,735.88	25,180.36	0.00	N/A	04/11/28	--	18,606,443.29	18,581,262.93	10/11/21
17	310943681	RT	Tucson	AZ	Actual/360	4.780%	64,530.00	0.00	0.00	N/A	04/11/28	--	16,200,000.00	16,200,000.00	10/11/21
18	883100851	RT	Stony Point	NY	Actual/360	4.872%	64,554.00	0.00	0.00	N/A	05/06/28	--	15,900,000.00	15,900,000.00	10/06/21
19	310943408	RT	Upper St Clair	PA	Actual/360	4.765%	59,562.50	0.00	0.00	N/A	04/11/28	--	15,000,000.00	15,000,000.00	10/11/21
20	28002030	RT	Various	WI	Actual/360	4.927%	54,893.92	28,965.90	0.00	N/A	03/06/28	--	13,369,739.74	13,340,773.84	10/06/21
21	301741264	RT	Noblesville	IN	Actual/360	4.700%	53,266.67	0.00	0.00	N/A	04/06/28	--	13,600,000.00	13,600,000.00	10/06/21
22	301741249	OF	Los Angeles	CA	Actual/360	4.950%	54,450.00	0.00	0.00	N/A	02/06/28	--	13,200,000.00	13,200,000.00	10/06/21
23	883100843	LO	Marysville	WA	Actual/360	4.985%	47,507.58	17,069.00	0.00	N/A	04/06/28	--	11,436,128.26	11,419,059.26	10/06/21
24	28002059	MF	Columbus	OH	Actual/360	5.025%	49,935.94	0.00	0.00	N/A	04/06/28	--	11,925,000.00	11,925,000.00	10/06/21
25	28002057	MF	New York	NY	Actual/360	5.690%	55,003.33	0.00	0.00	N/A	05/06/23	--	11,600,000.00	11,600,000.00	04/06/20
26	28002037	RT	Aurora	OH	Actual/360	5.418%	48,258.90	13,070.49	0.00	N/A	03/06/28	--	10,688,571.49	10,675,501.00	10/06/21
27	28002044	IN	Whitehall	PA	Actual/360	5.503%	42,306.15	11,861.84	0.00	N/A	03/06/23	--	9,225,401.19	9,213,539.35	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	28002033	OF	Davenport	IA	Actual/360	5.246%	40,656.50	0.00	0.00	N/A	03/06/28	--	9,300,000.00	9,300,000.00	10/06/21
29	883100849	LO	Norfolk	VA	Actual/360	5.483%	38,837.07	11,601.26	0.00	N/A	05/06/28	--	8,499,814.04	8,488,212.78	10/06/21
30	28000894	LO	Phoenix	AZ	Actual/360	5.100%	34,153.26	19,575.97	0.00	N/A	05/06/26	--	8,036,061.70	8,016,485.73	10/06/21
31	600944460	MU	Tucson	AZ	Actual/360	4.820%	25,613.06	9,725.74	0.00	N/A	05/11/28	--	6,376,694.45	6,366,968.71	10/11/21
32	28002050	LO	Perrysburg	OH	Actual/360	6.705%	33,138.05	16,111.86	0.00	N/A	04/06/28	--	5,930,747.63	5,914,635.77	10/06/21
33	883100834	OF	Dacula	GA	Actual/360	5.128%	25,739.96	7,757.34	0.00	N/A	03/06/28	--	6,023,391.55	6,015,634.21	10/06/21
34	28002046	SS	Park City	UT	Actual/360	4.854%	22,449.75	0.00	0.00	N/A	04/06/28	--	5,550,000.00	5,550,000.00	10/06/21
35	28002036	RT	Pollock Pines	CA	Actual/360	5.324%	24,401.67	0.00	0.00	N/A	03/06/28	--	5,500,000.00	5,500,000.00	10/06/21
36	301741267	OF	Arlington	TX	Actual/360	6.060%	24,821.11	6,073.66	0.00	N/A	05/06/23	--	4,915,071.19	4,908,997.53	10/06/21
37	28002008	RT	Brooklyn	NY	Actual/360	5.088%	20,352.00	0.00	0.00	N/A	01/06/28	--	4,800,000.00	4,800,000.00	10/06/21
38	28002063	SS	Miami	FL	Actual/360	5.632%	21,095.69	5,980.94	0.00	N/A	05/06/28	--	4,494,820.63	4,488,839.69	10/06/21
39	410944110	MF	New Baltimore	MI	Actual/360	4.870%	18,081.18	6,777.34	0.00	N/A	04/11/28	--	4,455,322.02	4,448,544.68	10/11/21
40	28002038	MU	Denver	CO	Actual/360	5.337%	18,613.99	5,920.61	0.00	N/A	03/06/28	--	4,185,271.01	4,179,350.40	10/06/21
41	410943131	MU	Salt Lake City	UT	Actual/360	4.750%	16,372.73	5,666.87	0.00	N/A	04/11/28	--	4,136,268.32	4,130,601.45	10/11/21
42	301741265	RT	Las Vegas	NV	Actual/360	5.290%	15,526.96	4,996.34	0.00	N/A	04/06/28	--	3,522,184.81	3,517,188.47	10/06/21
43	610942963	MU	Spring	TX	Actual/360	4.940%	12,891.65	4,169.49	0.00	N/A	03/11/28	--	3,131,575.35	3,127,405.86	10/11/21
44	28002062	RT	Kirbyville	MO	Actual/360	5.600%	4,050.67	0.00	0.00	05/06/28	05/06/33	--	868,000.00	868,000.00	10/06/21
Totals							3,051,678.76	500,856.78	0.00				754,362,479.11	753,861,622.33
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,841,103.01	3,682,349.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,890,233.60	3,089,848.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,528,038.26	7,855,485.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,829,546.42	1,886,577.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,551,586.22	10,852,846.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,897,338.28	1,472,205.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,287,329.59	11,701,754.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,978,025.00	4,068,402.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,172,421.00	812,419.00	01/01/20	06/30/20	10/13/21	7,660,659.84	306,522.14	99,012.48	1,484,775.28	1,003,420.17	0.00
10	3,518,737.58	1,775,517.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,993,407.00	1,453,019.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,184,189.01	1,141,503.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,737,015.68	1,352,078.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	43,269.28	54,521.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,172,422.66	1,101,918.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,615,077.23	901,433.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,482,458.24	776,253.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,932,907.06	913,544.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,146,139.66	492,908.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,894,724.41	960,375.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,771,652.84	1,221,883.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,211,974.08	572,474.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	404,014.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	978,570.56	531,402.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	211,317.00	0.00	--	--	10/13/21	3,323,353.83	96,040.77	39,092.87	907,803.96	256,113.27	0.00
26	932,882.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,295,995.09	679,006.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	966,449.67	736,404.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	98,472.80	302,003.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	577,813.58	793,208.09	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	600,257.18	327,693.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,620,496.56	1,739,805.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	508,671.30	137,116.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	515,987.52	300,050.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	516,016.72	260,899.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	565,422.16	238,795.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	243,389.73	201,393.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	372,463.87	215,635.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	606,269.55	352,159.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	178,591.79	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	360.42	0.00
41	602,635.04	263,587.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	278,621.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	386,112.72	194,347.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	81,383.00	40,691.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	100,764,217.34	65,910,734.36				10,984,013.67	402,562.91	138,105.35	2,392,579.24	1,259,893.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	41,600,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854355%	4.815519%	76
09/17/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854449%	4.815620%	77
08/17/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854535%	4.815711%	78
07/16/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854620%	4.815802%	79
06/17/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854712%	4.815901%	80
05/17/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854796%	4.815990%	81
04/16/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854894%	4.816092%	82
03/17/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854994%	4.816194%	83
02/18/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855124%	4.816328%	84
01/15/21	0	0.00	0	0.00	2	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855222%	4.816428%	85
12/17/20	0	0.00	1	30,000,000.00	1	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855320%	4.826422%	86
11/18/20	1	30,000,000.00	1	37,779,502.76	1	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855427%	4.826527%	87
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	301741262 09/06/20		12	6	99,012.48	1,484,775.28	1,018,798.77	30,000,000.00	12/17/20	13
25	28002057	04/06/20	17	6	39,092.87	907,803.96	302,727.42	11,600,000.00	05/29/20	2		05/18/21
Totals					138,105.35	2,392,579.24	1,321,526.19	41,600,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		25,722,537	14,122,537	0		11,600,000
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		8,016,486	8,016,486	0		0
> 60 Months		720,122,600	690,122,600	30,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	753,861,622	712,261,622	0	0	30,000,000	11,600,000
Sep-21	754,362,479	712,762,479	0	0	41,600,000	0
Aug-21	754,816,540	713,216,540	0	0	41,600,000	0
Jul-21	755,268,656	713,668,656	0	0	41,600,000	0
Jun-21	755,763,679	714,163,679	0	0	41,600,000	0
May-21	756,211,737	714,611,737	0	0	41,600,000	0
Apr-21	756,644,199	715,044,199	0	0	41,600,000	0
Mar-21	756,980,478	715,380,478	0	0	41,600,000	0
Feb-21	757,412,765	715,812,765	0	0	41,600,000	0
Jan-21	757,745,695	716,145,695	0	0	41,600,000	0
Dec-20	758,077,175	716,477,175	0	30,000,000	11,600,000	0
Nov-20	758,439,848	679,060,345	30,000,000	37,779,503	11,600,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	301741262	30,000,000.00	30,000,000.00	35,300,000.00	01/20/21	805,333.00	0.72290	06/30/20	04/06/28	I/O
23	883100843	11,419,059.26	11,419,059.26	19,600,000.00	01/30/18	316,528.98	0.40840	12/31/20	04/06/28	317
25	28002057	11,600,000.00	11,600,000.00	10,100,000.00	04/21/21	207,092.00	0.30940	12/31/20	05/06/23	I/O
Totals		53,019,059.26	53,019,059.26	65,000,000.00		1,328,953.98

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	301741262	MU	NY	12/17/20	13
Loan recently transferred due to issues surrounding the COVID-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating all options.

23	883100843	LO	WA	10/21/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. After initial discussions, the Borrower withdrew their COVID relief request and asked to be returned to the Master Servicer. Cash management ha s been implemented and Special Servicer is in process of documenting a letter agreement related to an equity transfer, DSCR calculation modification, PPP loan consent, ad budget approval. After the agreement is finalized and executed special servicer will initiate discussions regarding returning the loan to the master servicer.

25	28002057	MF	NY	05/29/20	2
Lender has filed a foreclosure complaint and a receivership order was entered on September 28, 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	610941538	21,228,425.58	4.98000%	21,228,425.58 4.98000%		10	09/01/20	08/11/20	10/13/20
23	883100843	11,656,937.56	4.98500%	11,656,937.56 4.98500%		10	06/08/20	05/06/20	08/11/20
30	28000894	8,293,716.92	5.10000%	8,293,716.92 5.10000%		10	07/24/20	08/06/20	08/11/20
Totals		41,179,080.06		41,179,080.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,250.00	0.00	0.00	34,058.02	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	15,744.39	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,250.00	0.00	0.00	49,802.41	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,052.41

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27